LOANS PAYABLE (Details Narrative)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 27, 2024 USD ($)	May 31, 2024 USD ($)	Apr. 29, 2024 USD ($)	Jul. 26, 2023 USD ($)	Sep. 30, 2019 SGD ($)
IfrsStatementLineItems [Line Items]
Face amount		$ 10,263,804		$ 2,722,111
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments		229,815
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments		10,037,077
Bridge note [member]
IfrsStatementLineItems [Line Items]
Face amount									$ 3,200,000
Original issue discount amount									200,000
Borrowings start date									2,000,000
Loan was cancelled									$ 1,000,000
Promissory note [member]
IfrsStatementLineItems [Line Items]
Face amount								$ 5,720,000
Original issue discount amount								720,000
Borrowings start date							$ 2,000,000	$ 3,000,000
Arch lending [member]
IfrsStatementLineItems [Line Items]
Loan						$ 10,000,000
Loan interest rate						13.90%
Collateral						$ 208.71799579
Line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 296,912									$ 400,000
Repayments of borrowings, classified as financing activities		$ 39,188	$ 52,513	$ 52,108	$ 70,017
Lines of credit repayable over 36 monthly installments [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 74,228									$ 100,000
Number of monthly installments	36 months
Interest rate	8.00%									8.00%
Margin percentage	0.88%									0.88%
Prepayments fee percentage	6.88%
Lines of credit repayable over 60 monthly installments [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 222,684									$ 300,000
Number of monthly installments	60 months
Interest rate	6.25%									6.25%